Goodwill and Intangible Assets, Net	6 Months Ended
Jun. 30, 2021
Marketwise, LLC
Goodwill [Line Items]
Goodwill and Intangible Assets, Net	Goodwill and Intangible Assets, Net
Goodwill
The changes in the carrying amounts of goodwill are as follows:

Balance at January 1, 2021	$18,101
Acquisition of Chaikin	5,237
Balance at June 30, 2021	$23,338
Intangible assets, net
Intangible assets, net consisted of the following as of the dates indicated:

	June 30, 2021
	Cost	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life (in years)
Finite-lived intangible assets:
Customer relationships	$12,369	$(7,491)	$4,878	4.8
Tradenames	3,578	(1,637)	$1,941	5.8
Capitalized software development costs	2,762	(1,137)	1,625	3.4
Finite-lived intangible assets, net	18,709	(10,265)	8,444

Indefinite-lived intangible assets:
Cryptocurrencies	—	—	—
Internet domain names	1,052	—	1,052
Indefinite-lived intangible assets, net	1,052	—	1,052
Intangible assets, net	$19,761	$(10,265)	$9,496

	December 31, 2020
	Cost	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life (in years)
Finite-lived intangible assets:
Customer relationships	$8,705	$(6,675)	$2,030	2.7
Tradenames	2,921	(1,433)	1,488	4.9
Capitalized software development costs	2,495	(934)	1,561	3.8
Finite-lived intangible assets, net	14,121	(9,042)	5,079

Indefinite-lived intangible assets:
Cryptocurrencies	4	—	4
Internet domain names	195	—	195
Indefinite-lived intangible assets, net	199	—	199
Intangible assets, net	$14,320	$(9,042)	$5,278
We recorded amortization expense related to finite-lived intangible assets of $582 and $524 for the three months ended June 30, 2021 and 2020, and $1,223 and $1,046 for the six months ended June 30, 2021 and 2020, respectively, within depreciation and amortization in the accompanying consolidated statement of operations. These amounts include amortization of capitalized software development costs of $102 and $104 for the three months ended June 30, 2021 and 2020, and $203 and $207 for the six months ended June 30, 2021 and 2020, respectively.
We recorded additions to capitalized software development costs of $267 for the six months ended June 30, 2021. This amount includes acquired software of $247.
As of June 30, 2021, the total expected future amortization expense for finite-lived intangible assets is as follows:

Remainder of 2021	$1,026
2022	2,090
2023	1,926
2024	1,436
2025	1,005
Thereafter	961
Finite-lived intangible assets, net	$8,444
Goodwill and Intangible Assets, Net
Goodwill
The changes in the carrying amounts of goodwill are as follows:

Balance at January 1, 2019	$17,154
Acquisition of GSA	947
Balance at December 31, 2019	$18,101
Balance at December 31, 2020	$18,101
Intangible assets, net
Intangible assets, net consisted of the following as of the dates indicated:

	As of December 31, 2020
	Cost	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life (in years)
Finite-lived intangible assets:
Customer relationships	$8,705	$(6,675)	$2,030	2.7
Tradenames	2,921	(1,433)	1,488	4.9
Capitalized software development costs	2,495	(934)	1,561	3.8
Finite-lived intangible assets, net	14,121	(9,042)	5,079

Indefinite-lived intangible assets:
Cryptocurrencies	4	—	4
Internet domain names	195	—	195
Indefinite-lived intangible assets, net	199	—	199
Intangible assets, net	$14,320	$(9,042)	$5,278

	As of December 31, 2019
	Cost	Accumulated Amortization	Net Book Value	Weighted-Average Remaining Useful Life (in years)
Finite-lived intangible assets:
Customer relationships	$8,705	$(5,332)	$3,373	3.2
Tradenames	2,921	(1,089)	1,832	5.8
Capitalized software development costs	2,495	(519)	1,976	4.8
Finite-lived intangible assets, net	14,121	(6,940)	7,181

Indefinite-lived intangible assets:
Cryptocurrencies	34	—	34
Indefinite-lived intangible assets, net	34	—	34
Intangible assets, net	$14,155	$(6,940)	$7,215
We recorded amortization expense related to finite-lived intangible assets of $2,102, $1,710 and $1,721 for the years ended December 31, 2020, 2019 and 2018, respectively, within depreciation and amortization in the accompanying consolidated statement of operations.
We recorded additions to capitalized software development costs of $0, $752 and $848 for the years ended December 31, 2020, 2019 and 2018, respectively. Amortization of capitalized software development costs recognized in the consolidated statement of operations was $415, $130 and $43 for the years ended December 31, 2020, 2019 and 2018, respectively.
As of December 31, 2020, the total expected future amortization expense for finite-lived intangible assets is as follows:

2021	$1,599
2022	1,335
2023	1,149
2024	657
2025 and beyond	337
Finite-lived intangible assets, net	$5,077
Indefinite-lived intangible assets – Cryptocurrencies
The changes in the carrying amounts of cryptocurrencies held by the Company were as follows:

Balance at January 1, 2018	$857
Additions	2,150
Distributions to customers	(1,606)
Sales	(724)
Impairment	(330)
Balance at December 31, 2018	347
Sales	(313)
Balance at December 31, 2019	34
Sales	(30)
Balance at December 31, 2020	$4